Concentration of Credit Risk and Significant Customers (Details) - Customer Concentration Risk	3 Months Ended
	Mar. 31, 2020	Mar. 31, 2019
Revenue | Customer A
Concentration Risk [Line Items]
Percentage of revenue or accounts receivable		30.60%
Revenue | Customer B
Concentration Risk [Line Items]
Percentage of revenue or accounts receivable		20.10%
Revenue | Customer C
Concentration Risk [Line Items]
Percentage of revenue or accounts receivable	31.30%
Revenue | Customer D
Concentration Risk [Line Items]
Percentage of revenue or accounts receivable	53.20%	32.30%
Accounts Receivable | Customer C
Concentration Risk [Line Items]
Percentage of revenue or accounts receivable	53.30%	60.00%
Accounts Receivable | Customer D
Concentration Risk [Line Items]
Percentage of revenue or accounts receivable	32.30%	20.40%